VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.02

Data Compare (Non-Ignored)

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	XXXX	1000144			Amortization Term	XXXX	XXXX	Verified	Methodology difference.
XXXX	XXXX	1000164			Amortization Term	XXXX	XXXX	Verified	Methodology difference
XXXX	XXXX	1000210			Amortization Term	XXXX	XXXX	Verified	Methodology difference.
XXXX	XXXX	1000238			Amortization Term	XXXX	XXXX	Verified	Methodology difference
XXXX	XXXX	1000267			Amortization Term	XXXX	XXXX	Verified	Methodology difference.